Stock-based and Long-Term Compensation - Schedule of Unvested Restricted Stock Awards and Restricted Stock Units (Details) - Common Class A	12 Months Ended
Dec. 31, 2018 $ / shares shares
Restricted Stock
Series A Restricted Stock Awards or Units
Outstanding, Beginning of Period (in shares) | shares	35,473
Granted (in shares) | shares	0
Vested (in shares) | shares	(20,450)
Canceled (in shares) | shares	0
Outstanding, Ending in Period (in shares) | shares	15,023
WAFV
Outstanding, Beginning of Period (in dollars per share) | $ / shares	$ 19.13
Granted (in dollars per share) | $ / shares	0.00
Vested (in dollars per share) | $ / shares	22.02
Canceled (in dollars per share) | $ / shares	0.00
Outstanding, Ending of Period (in dollars per share) | $ / shares	$ 15.20
Restricted Stock Units (RSUs)
Series A Restricted Stock Awards or Units
Outstanding, Beginning of Period (in shares) | shares	223,177
Granted (in shares) | shares	407,609
Vested (in shares) | shares	(70,834)
Canceled (in shares) | shares	(72,463)
Outstanding, Ending in Period (in shares) | shares	487,489
WAFV
Outstanding, Beginning of Period (in dollars per share) | $ / shares	$ 17.93
Granted (in dollars per share) | $ / shares	3.68
Vested (in dollars per share) | $ / shares	25.60
Canceled (in dollars per share) | $ / shares	13.80
Outstanding, Ending of Period (in dollars per share) | $ / shares	$ 5.52